Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses [Abstract]
Accrued Compensation	$ 10,268	$ 9,148
Accrued Professional fees	2,162	2,743
Accrued inventory purchases	315	2,472
Accrued IT support	22	25
Accrued Legal fees	287	125
Accrued Other	1,451	1,459
Total	$ 14,505	$ 15,972